UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

Form 13F


FORM 13F COVER PAGE

Report for the Quarter Ended:  March 31, 2013

Check here if Amendment [ ]; Amendment Number: ____
  This Amendment (Check only one.):	[ ] is a restatement.
					[ ] adds new holdings entries.


Investment Manager Filing this Report:

Name:		Wedgewood Investors, Inc.
Address:	100 State Street, Suite 506
		Erie, PA 16507-1457

Form 13F File Number: 28-05937

The instiutional investment manager filing this report and the person by who it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing This Report:

Name:		Daniel J. Teed
Title:		President
Phone:		814-456-3651

Signature, Place and Date of Signing:

	Daniel J. Teed, Erie, PA,  May 8, 2013


Comments:






Reports Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)






FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	110

Form 13F Information Table Value Total:	$72,157
List of Other Included Managers:    NONE





Wedgewood Investors, Inc.
Form 13F
March 31, 2013

                                          	             	 	Share	Sh/	Put/	InvestmtOther	Voting Authority
Name of Issuer	 		Symbol	Class	CUSIP		Value	Prn/Amt	Prn	Call	Dscretn	Mgrs	Sole	Shared	None

3M Company			MMM	COM	88579Y101	670	6306	Sh		Sole		5206		1100
Alliancebernstein Global	ANAGX	MF	01853W105	126	14520	Sh		Sole		14520
Altria Group Inc		MO	COM	02209S103	1256	36534	Sh		Sole		32834		3700
Artio In'tl Equity Fd		BJBIX	MF	04315j407	222	8450	Sh		Sole		8450
AT&T Corp.			T	COM	00206r102	391	10647	Sh		Sole		8447		2200
Barclays Bk PLC iPath S&P 500	VXZ	COM	06740C519	458	21250	Sh		Sole		21250
Becton Dickinson		BDX	COM	75887109	270	2825	Sh		Sole		2825
Berkshire Hathaway Inc.		BRKB	COM	84670702	445	4274	Sh		Sole		4274
BP-Amoco			BP	COM	55622104	581	13714	Sh		Sole		10414		3300
Buffalo Discovery Fund		BUFTX	MF	119530103	1731	101344	Sh		Sole		100814		530
Bulova Tech Group Inc		BLVT	COM	120458104	1	1010000	Sh		Sole		1010000
Cabot Oil & Gas			COG	COM	127097103	240	3550	Sh		Sole		3550
Calvert Shrt Dur Inc Fd		CSDAX	MF	13161t104	248	15055	Sh		Sole		15055
CGM Realty Fund			CGMRX	MF	125325407	316	10085	Sh		Sole		10085
Chevron Corporation		CVX	COM	166764100	607	5112	Sh		Sole		4808		304
Church & Dwight Co Inc		CHD	COM	171340102	481	7450	Sh		Sole		7450
Columbia High Yield		COLHX	MF	19765L587	123	25734	Sh		Sole		25734
ConocoPhillips			COP	COM	20825c104	606	10090	Sh		Sole		9700		390
Consolidated Edison		ED	COM	209115104	211	3450	Sh		Sole		3250		200
Deere & Co			DE	COM	244199105	381	4431	Sh		Sole		4431
Dodge & Cox Stk Fd		DODGX	MF	256219106	1073	7912	Sh		Sole		7912
Dollar General			DG	COM	256677105	228	4500	Sh		Sole		4500
Doubleline Core Fixed Inc	DLFNX	MF	258620400	341	30234	Sh		Sole		29795		439
Eaton Corp PLC			ETN	COM	278058102	277	4515	Sh		Sole		4515
Eaton Vance High Income		ETHIX	MF	277923405	94	20248	Sh		Sole		20248
Erie Indemnity Co		ERIE	COM	29530P102	4139	54795	Sh		Sole		54795
Exxon Mobil Corp		XOM	COM	30231G102   	360	3670	Sh		Sole		3470		200
Fidelity Adv Emrg Mkts Inc-I	FMKIX	MF	315920702	249	17111	Sh		Sole		17111
Fidelity Blue Chip  Growth K	FBGKX	MF	316389535	245	4574	Sh		Sole		0		4574
Fidelity Spartan 500 Index	FXSIX	MF	315911768	241	4311	Sh		Sole		0		4311
First Niagara Financial Grp	FNFG	COM	33582v108	385	43400	Sh		Sole		43400
FMI LC Fund			FMIHX	MF	302933205	3210	168515	Sh		Sole		168044		471
Frontier Communications		FTR	COM	35906a108	160	40027	Sh		Sole		39763		264
General Electric Co		GE	COM	369604103	377	16301	Sh		Sole		12601		3700
General Mills			GIS	COM	370334104	864	17530	Sh		Sole		17130		400
Genesee & Wyoming Inc		GWR	COM	371559105	382	4100	Sh		Sole		3800		300
Google Inc Class A 		GOOG	COM	38259P508	322	405	Sh		Sole		380		25
H J Heinz Co			HNZ	COM	423074103	514	7118	Sh		Sole		6118		1000
Heartland Value Plus Fd		HRVIX	MF	422352500	425	12977	Sh		Sole		12271		706
Hewlett-Packard Co.		HPQ	COM	428236103	380	15934	Sh		Sole		15934
Home Depot Inc			HD	COM	437076102	356	5098	Sh		Sole		4998		100
Hussman Strategic TTL Ret Fd	HSTRX	MF	448108209	293	24610	Sh		Sole		24610
IBM				IBM	COM	459200101	224	1049	Sh		Sole		1049
Intel Corp			INTC	COM	458140100	505	23115	Sh		Sole		22215		900
iShares Barclays 1-3 Yr Trs Bd	SHY	COM	464287457	608	7197	Sh		Sole		7197
iShares Barclays Agg Bond ETF	AGG	COM	464287226	290	2615	Sh		Sole		2615
iShares IBoxx Inv Gr Corp Bd	LQD	COM	464287242	400	3338	Sh		Sole		3338
iShares Russell 2000 ETF	IWM	COM	464287655	334	3541	Sh		Sole		3441		100
iShares Russell 2000 Growth ETF	IWO	COM	464287648	375	3482	Sh		Sole		3482
iShares Russell 2000 Value ETF	IWN	COM	464287630	377	4494	Sh		Sole		4436		58
iShares Russell MC Growth ETF	IWP	COM	464287481	643	9203	Sh		Sole		9003		200
iShares Russell MC Value ETF	IWS	COM	464287473	934	16382	Sh		Sole		16382
iShares S&P 500 ETF		IVV	COM	464287200	1637	10405	Sh		Sole		9805		600
Janus Flexible Bd Fd		JAFIX	MF	471023606	247	22889	Sh		Sole		22889
JC Data Solutions Inc.		JCDS	COM	47214a100	1	15000	Sh		Sole		15000
Johnson & Johnson		JNJ	COM	478160104	936	11478	Sh		Sole		9228		2250
L-3 Communications Holdings	LLL	COM	502424104	457	5650	Sh		Sole		5050		600
Laudus Growth Investors		LGILX	MF	51855Q549	1742	111814	Sh		Sole		111445		369
Lord Abbett Shrt Dur Inc Fd	LALDX	MF	543916100	143	30876	Sh		Sole		30876
Lord Abbett Shrt Dur Inc I Fd	LLDYX	MF	543916688	1955	421347	Sh		Sole		421347
Lorillard Inc.			LO	COM	544147101	759	18800	Sh		Sole		16700		2100
Mastercard Inc			MA	COM	57636Q104	325	600	Sh		Sole		600
McDonald's Corp.		MCD	COM	580135101	377	3779	Sh		Sole		3190		589
Microsoft Corp			MSFT	COM	594918104	611	21361	Sh		Sole		21361
Natixis Loomis Inv Gr-Y		LSIIX	MF	543487136	400	31546	Sh		Sole		31546
Nestle S.A. ADR			NSRGY	COM	641069406	738	10180	Sh		Sole		8780		1400
Neuberger Berman Genesis Fd	NBGIX	MF	641233200	222	4099	Sh		Sole		0		4099
Norfolk Southern Corp.		NSC	COM	655844108	447	5800	Sh		Sole		5500		300
Oakmark Fund			OAKMX	MF	413838103	369	6933	Sh		Sole		6858		75
Oneok Inc.			OKE	COM	682680103	527	11050	Sh		Sole		9650		1400
Pepsico Inc			PEP	COM	713448108	565	7143	Sh		Sole		5943		1200
Perkins MC Value Fd		JMCVX	MF	471023598	3095	130472	Sh		Sole		129175		1297
Pfizer Inc			PFE	COM	717081103	418	14483	Sh		Sole		12783		1700
Philip Morris Int'l		PM	COM	718172109	213	22934	Sh		Sole		20834		2100
PHILLIPS 66 COM 		PSX	COM	718546104	364	5209	Sh		Sole		4964		245
Pimco Commodity Rr Strategy Fd	PCRDX	MF	722005550	149	23029	Sh		Sole		23029
Pimco TTL Ret Inst'l Fd		PTTRX	MF	693390700	2991	266125	Sh		Sole		266125
PPG 				PPG	COM	693506107	306	2285	Sh		Sole		2285
Procter & Gamble Co		PG	COM	742718109	1080	14015	Sh		Sole		13315		700
Rainier Small/Mid Growth Fd	RIMSX	MF	750869208	234	5773	Sh		Sole		5773
Raytheon Co			RTN	COM	755111507	257	4375	Sh		Sole		4175		200
Republic Services Inc.		RSG	COM	760759100	269	8165	Sh		Sole		7965		200
Royce Premier SC Fd		RYPRX	MF	780905600	218	10658	Sh		Sole		10658
Royce Value Fund		RYVFX	MF	780905733	1514	129552	Sh		Sole		127361		2191
Scout Int'l Fd			UMBWX	MF	81063U503	2995	87087	Sh		Sole		86716		371
Scout SC Fd			UMBHX	MF	81063U305	746	37186	Sh		Sole		37186
Senior Housing Property Trust	SNH	COM	81721M109	202	7515	Sh		Sole		7515
Sequoia Fund			SEQUX	MF	817418106	4667	25031	Sh		Sole		24909		122
Sit DV Gwth Fd			SDVSX	MF	82980D806	444	27624	Sh		Sole		27624
Southern Co			SO	COM	842587107	223	4750	Sh		Sole		3150		1600
Stanley Black & Decker Inc.	SWK	COM	854616109	259	3200	Sh		Sole		3200
Stericycle			SRCL	COM	858912108	466	4390	Sh		Sole		3590		800
T Rowe MC Growth		RPMGX	MF	779556109	282	4463	Sh		Sole		4463
T Rowe Price Hi-Yld Bond Fd	PRHYX	MF	741481105	77	10766	Sh		Sole		10766
Thompson Bond			THOPX	MF	884891201	591	49410	Sh		Sole		49410
Thornburg LTD TERM Income	THIIX	MF	885215681	268	19464	Sh		Sole		19464
Union Pacific Corp.		UNP	COM	907818108	1118	7850	Sh		Sole		2350		5500
Vanguard Hi-Yld Corp		VWEHX	MF	922031208	63	10225	Sh		Sole		10225
Vanguard Index 500		VFINX	MF	922908108	1570	10858	Sh		Sole		10858
Vanguard Intm Term Corp Inv	VFICX	MF	922031885	342	33534	Sh		Sole		33534
Vanguard TTL Bond Index Fd	VBMFX	MF	921937108	574	52158	Sh		Sole		52158
Vanguard TTL Stock Mkt ETF	VTI	COM	922908769	300	3701	Sh		Sole		3547		154
Verizon Communications		VZ	COM	92343V104	603	12261	Sh		Sole		12061		200
VF Corp				VFC	COM	918204108	218	1300	Sh		Sole		1100		200
Vodafone Group PLC ADR New	VOD	COM	92857w209	229	8056	Sh		Sole		7856		200
Wabtec Corp			WAB	COM	929740108	975	9550	Sh		Sole		8950		600
Walgreen Co.			WAG	COM	931422109	210	4400	Sh		Sole		3900		500
Wal-Mart Stores Inc.		WMT	COM	931142103	291	3887	Sh		Sole		3887
Waste Management Inc.		WM	COM	94106L109	376	9600	Sh		Sole		9600

Report Summary	110 Data Records				72,157 		0 Other Managers on whose behalf report is run
